Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and intangible assets

Impairment testing

BNY Mellon’s three business segments include seven reporting units for which goodwill impairment testing is performed on an annual basis. The Investment Management segment consists of two reporting units. The Investment Services segment consists of four reporting units. One reporting unit is included in the Other segment.

The goodwill impairment test is performed in two steps. The first step compares the estimated fair value of the reporting unit with the carrying amount, including goodwill. If the estimated fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired. However, if the carrying amount of the reporting unit were to exceed its estimated fair value, a second step would be performed that would compare the implied fair value of the reporting unit’s goodwill with the carrying amount of that goodwill. An impairment loss would be recorded to the extent that the carrying amount of goodwill exceeds its implied fair value.

BNY Mellon conducted an annual goodwill impairment test on a quantitative basis on all seven reporting units in the second quarter of 2015. The estimated fair value of the Company’s seven reporting units exceeded the carrying value and no goodwill impairment was recognized.

Intangible assets not subject to amortization are tested annually for impairment or more often if events or circumstances indicate they may be impaired.

Goodwill

Total goodwill decreased in 2015 compared with 2014 primarily reflecting the impact of foreign exchange translation on non-U.S. dollar denominated goodwill. The tables below provide a breakdown of goodwill by business.

Goodwill by business (in millions)	Investment Management	(a)	Investment Services	Other	(a)	Consolidated
Balance at Dec. 31, 2013	$9,446		$8,550	$77		$18,073
Acquisition/dispositions	—		39	—		39
Foreign currency translation	(118)		(124)	(3)		(245)
Other (b)	—		2	—		2
Balance at Dec. 31, 2014	$9,328		$8,467	$74		$17,869
Acquisitions/dispositions	10		—	(22)		(12)
Foreign currency translation	(128)		(105)	(3)		(236)
Other (b)	(3)		—	—		(3)
Balance at Dec. 31, 2015	$9,207		$8,362	$49		$17,618

(a)	Includes the reclassification of goodwill associated with Meriten from Investment Management to the Other segment.

(b)	Other changes in goodwill include purchase price adjustments and certain other reclassifications.

Intangible assets

Intangible assets decreased in 2015 compared with 2014 primarily reflecting amortization. Amortization of intangible assets was $261 million in 2015, $298 million in 2014 and $342 million in 2013. In 2013, we recorded an $8 million impairment charge related to the write-down of the value of a customer contract intangible in the Investment Services business to its fair value. The tables below provide a breakdown of intangible assets by business.

Intangible assets – net carrying amount by business (in millions)	Investment Management	(a)	Investment Services	Other	(a)	Consolidated
Balance at Dec. 31, 2013	$2,047		$1,538	$867		$4,452
Amortization	(118)		(175)	(5)		(298)
Foreign currency translation	(18)		(8)	(1)		(27)
Balance at Dec. 31, 2014	$1,911		$1,355	$861		$4,127
Acquisitions/dispositions	9		—	(9)		—
Amortization	(97)		(162)	(2)		(261)
Foreign currency translation	(16)		(7)	(1)		(24)
Balance at Dec. 31, 2015	$1,807		$1,186	$849		$3,842

(a)	Includes the reclassification of intangible assets associated with Meriten from Investment Management to the Other segment.

The table below provides a breakdown of intangible assets by type.

Intangible assets	Dec. 31, 2015				Dec. 31, 2014
(in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Remaining weighted- average amortization period	Gross carrying amount	Accumulated amortization	Net carrying amount
Subject to amortization:
Customer relationships—Investment Management	$1,709	$(1,351)	$358	11 years	$1,945	$(1,481)	$464
Customer contracts—Investment Services	2,313	(1,503)	810	10 years	2,328	(1,354)	974
Other	75	(66)	9	3 years	81	(67)	14
Total subject to amortization	4,097	(2,920)	1,177	10 years	4,354	(2,902)	1,452
Not subject to amortization: (a)
Trade name	1,358	N/A	1,358	N/A	1,360	N/A	1,360
Customer relationships	1,307	N/A	1,307	N/A	1,315	N/A	1,315
Total not subject to amortization	2,665	N/A	2,665	N/A	2,675	N/A	2,675
Total intangible assets	$6,762	$(2,920)	$3,842	N/A	$7,029	$(2,902)	$4,127

(a)	Intangible assets not subject to amortization have an indefinite life.

Estimated annual amortization expense for current intangibles for the next five years is as follows:

For the year ended Dec. 31,	Estimated amortization expense (in millions)
2016	$238
2017	214
2018	180
2019	108
2020	97